Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Revenue
Charter revenue	$ 28,903,018	$ 28,909,224
Commissions (including related party of $352,539 and $350,706 for the six months ended June 30, 2013 and 2014, respectively)	(1,650,020)	(1,577,594)
Net Revenue	27,252,998	27,331,630
Expenses / (Income)
Voyage expenses, net	7,258,954	2,652,799
Vessels operating expenses (including related party of $421,712 and $470,202 for the six months ended June 30, 2013 and 2014, respectively)	10,709,866	10,594,953
Dry-docking expenses (including related party of $109,248 and $123,840 for the six months ended June 30, 2013 and 2014, respectively)	2,193,110	1,698,217
Management fees - related party	3,553,781	2,683,090
Depreciation	8,912,078	8,385,305
General and administrative expenses (including related party of $3,770,111 and $2,031,563 for the six months ended June 30, 2013 and 2014, respectively)	3,433,751	5,222,488
Impairment loss	15,695,282	0
Bad debt provisions	14,901	0
Gain from sale of assets (net of vessel sale & purchase commissions to related party of $0 and $745,000 for the six months ended June 30, 2013 and 2014, respectively)	(402,805)	0
Gain from marketable securities, net	(11,598)	(3,113,306)
Other income	(39,574)	0
Operating Loss	(24,064,748)	(791,916)
Other Income / (Expenses)
Interest and finance costs	(5,022,108)	(3,761,112)
Gain / (loss) on derivatives, net	(335,663)	20,126
Interest income (including related party of $381,326 and $0 for the six months ended June 30, 2013 and 2014, respectively)	12,199	393,543
Equity in net income / (loss) of affiliate	(258,022)	978,702
Loss on investment in affiliate	(5,855,306)	(390,821)
Foreign currency gain / (loss)	(13,246)	57,408
Total Other Expenses, net	(11,472,146)	(2,702,154)
Net Loss	(35,536,894)	(3,494,070)
Other Comprehensive Income / (Loss)
Unrealized gain on cash flow hedges	131,238	403,710
Transfer of realized loss on cash flow hedges to "Interest and finance costs"	98,656	154,637
Equity in other comprehensive income / (loss) of affiliate	(5,422)	106,709
Unrealized loss on change in fair value of marketable securities	(68,628)	(10,922)
Transfer of gain on change in fair value of marketable securities to ''Gain from marketable securities, net''	(11,598)	0
Total Other Comprehensive Income	144,246	654,134
Comprehensive Loss	$ (35,392,648)	$ (2,839,936)
Loss per Class A common share, basic and diluted	$ (1.56)	$ (0.31)
Weighted average number of Class A common shares, basic and diluted	22,414,824	11,016,733